LOANS - Investment in Impaired Loans (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Financing Receivable, Impaired [Line Items]
Current balance	$ 56,873	$ 64,397	$ 56,821
Contractual Principal Balance	66,066	76,291	72,448
Related Allowance	1,573	5,053	5,302
Average Recorded Investment	60,310	56,572	77,230
Impaired Financing Receivable, with Related Allowance, Interest Income, Accrual Method	282	287	227
Impaired Financing Receivable, with No Related Allowance, Interest Income, Accrual Method	875	706	777
Total interest included in income	1,157	993	1,004
Commercial
Financing Receivable, Impaired [Line Items]
Current balance	17,411	10,009	13,100
Contractual Principal Balance	18,576	11,889	16,567
Related Allowance	357	739	2,080
Average Recorded Investment	11,877	11,380	17,591
Impaired Financing Receivable, with Related Allowance, Interest Income, Accrual Method	26	57	71
Impaired Financing Receivable, with No Related Allowance, Interest Income, Accrual Method	258	146	176
Total interest included in income	284	203	247
Real estate - construction
Financing Receivable, Impaired [Line Items]
Current balance	0	223	223
Contractual Principal Balance	0	443	443
Related Allowance	0	0	0
Average Recorded Investment	150	223	1,325
Impaired Financing Receivable, with Related Allowance, Interest Income, Accrual Method	0	0	7
Impaired Financing Receivable, with No Related Allowance, Interest Income, Accrual Method	0	0	0
Total interest included in income	0	0	7
Real estate - commercial
Financing Receivable, Impaired [Line Items]
Current balance	24,652	35,724	25,342
Contractual Principal Balance	29,185	41,293	33,503
Related Allowance	979	4,002	2,872
Average Recorded Investment	32,291	27,124	39,447
Impaired Financing Receivable, with Related Allowance, Interest Income, Accrual Method	213	187	110
Impaired Financing Receivable, with No Related Allowance, Interest Income, Accrual Method	344	285	384
Total interest included in income	557	472	494
Real estate - residential
Financing Receivable, Impaired [Line Items]
Current balance	8,994	11,580	12,307
Contractual Principal Balance	10,367	12,947	14,159
Related Allowance	235	310	348
Average Recorded Investment	9,839	11,573	12,222
Impaired Financing Receivable, with Related Allowance, Interest Income, Accrual Method	40	40	37
Impaired Financing Receivable, with No Related Allowance, Interest Income, Accrual Method	184	182	152
Total interest included in income	224	222	189
Installment
Financing Receivable, Impaired [Line Items]
Current balance	253	514	647
Contractual Principal Balance	276	577	668
Related Allowance	0	0	0
Average Recorded Investment	380	513	465
Impaired Financing Receivable, with Related Allowance, Interest Income, Accrual Method	0	0	0
Impaired Financing Receivable, with No Related Allowance, Interest Income, Accrual Method	7	8	6
Total interest included in income	7	8	6
Home equity
Financing Receivable, Impaired [Line Items]
Current balance	5,441	6,347	5,202
Contractual Principal Balance	7,540	9,142	7,108
Related Allowance	2	2	2
Average Recorded Investment	5,749	5,759	5,857
Impaired Financing Receivable, with Related Allowance, Interest Income, Accrual Method	3	3	2
Impaired Financing Receivable, with No Related Allowance, Interest Income, Accrual Method	82	85	59
Total interest included in income	85	88	61
Other
Financing Receivable, Impaired [Line Items]
Current balance	122	0	0
Contractual Principal Balance	122	0	0
Related Allowance	0	0	0
Average Recorded Investment	24	0	323
Impaired Financing Receivable, with Related Allowance, Interest Income, Accrual Method	0	0	0
Impaired Financing Receivable, with No Related Allowance, Interest Income, Accrual Method	0	0	0
Total interest included in income	0	0	0
Non Covered Loans
Financing Receivable, Impaired [Line Items]
Related Allowance	1,573	5,053	5,302
Non Covered Loans | Commercial
Financing Receivable, Impaired [Line Items]
Related Allowance	357	739	2,080
Non Covered Loans | Real estate - construction
Financing Receivable, Impaired [Line Items]
Related Allowance	0	0	0
Non Covered Loans | Real estate - commercial
Financing Receivable, Impaired [Line Items]
Related Allowance	979	4,002	2,872
Non Covered Loans | Real estate - residential
Financing Receivable, Impaired [Line Items]
Related Allowance	235	310	348
Non Covered Loans | Installment
Financing Receivable, Impaired [Line Items]
Related Allowance	0	0	0
Non Covered Loans | Other
Financing Receivable, Impaired [Line Items]
Related Allowance	0	0	0
Impaired Financing Receivables With Related Allowance [Member]
Financing Receivable, Impaired [Line Items]
Current balance	10,992	20,957	20,768
Contractual Principal Balance	11,545	22,448	24,950
Related Allowance	1,573	5,053	5,302
Average Recorded Investment	16,134	17,894	29,136
Loans with no related allowance recorded [member]
Financing Receivable, Impaired [Line Items]
Current balance			36,053
Contractual Principal Balance			47,498
Related Allowance			0
Average Recorded Investment			48,094
Loans with no related allowance recorded [member]
Financing Receivable, Impaired [Line Items]
Current balance	45,881	43,440
Contractual Principal Balance	54,521	53,843
Related Allowance	0	0
Average Recorded Investment	44,176	38,678
Loans with no related allowance recorded [member] | Commercial
Financing Receivable, Impaired [Line Items]
Current balance	16,418	7,611	6,087
Contractual Principal Balance	17,398	9,284	8,214
Related Allowance	0	0	0
Average Recorded Investment	10,468	7,146	12,544
Loans with no related allowance recorded [member] | Real estate - construction
Financing Receivable, Impaired [Line Items]
Current balance	0	223	223
Contractual Principal Balance	0	443	443
Related Allowance	0	0	0
Average Recorded Investment	150	223	599
Loans with no related allowance recorded [member] | Real estate - commercial
Financing Receivable, Impaired [Line Items]
Current balance	16,301	19,285	13,704
Contractual Principal Balance	20,479	23,631	19,079
Related Allowance	0	0	0
Average Recorded Investment	19,363	15,653	18,349
Loans with no related allowance recorded [member] | Real estate - residential
Financing Receivable, Impaired [Line Items]
Current balance	7,447	9,561	10,291
Contractual Principal Balance	8,807	10,867	12,087
Related Allowance	0	0	0
Average Recorded Investment	8,143	9,485	10,225
Loans with no related allowance recorded [member] | Installment
Financing Receivable, Impaired [Line Items]
Current balance	253	514	647
Contractual Principal Balance	276	577	668
Related Allowance	0	0	0
Average Recorded Investment	380	513	465
Loans with no related allowance recorded [member] | Home equity
Financing Receivable, Impaired [Line Items]
Current balance	5,340	6,246	5,101
Contractual Principal Balance	7,439	9,041	7,007
Related Allowance	0	0	0
Average Recorded Investment	5,648	5,658	5,756
Loans with no related allowance recorded [member] | Other
Financing Receivable, Impaired [Line Items]
Current balance	122	0	0
Contractual Principal Balance	122	0	0
Related Allowance	0	0	0
Average Recorded Investment	24	0	156
Impaired Financing Receivables With Related Allowance [Member] | Commercial
Financing Receivable, Impaired [Line Items]
Current balance	993	2,398	7,013
Contractual Principal Balance	1,178	2,605	8,353
Related Allowance	357	739	2,080
Average Recorded Investment	1,409	4,234	5,047
Impaired Financing Receivables With Related Allowance [Member] | Real estate - construction
Financing Receivable, Impaired [Line Items]
Current balance	0	0	0
Contractual Principal Balance	0	0	0
Related Allowance	0	0	0
Average Recorded Investment	0	0	726
Impaired Financing Receivables With Related Allowance [Member] | Real estate - commercial
Financing Receivable, Impaired [Line Items]
Current balance	8,351	16,439	11,638
Contractual Principal Balance	8,706	17,662	14,424
Related Allowance	979	4,002	2,872
Average Recorded Investment	12,928	11,471	21,098
Impaired Financing Receivables With Related Allowance [Member] | Real estate - residential
Financing Receivable, Impaired [Line Items]
Current balance	1,547	2,019	2,016
Contractual Principal Balance	1,560	2,080	2,072
Related Allowance	235	310	348
Average Recorded Investment	1,696	2,088	1,997
Impaired Financing Receivables With Related Allowance [Member] | Installment
Financing Receivable, Impaired [Line Items]
Current balance	0	0	0
Contractual Principal Balance	0	0	0
Related Allowance	0	0	0
Average Recorded Investment	0	0	0
Impaired Financing Receivables With Related Allowance [Member] | Home equity
Financing Receivable, Impaired [Line Items]
Current balance	101	101	101
Contractual Principal Balance	101	101	101
Related Allowance	2	2	2
Average Recorded Investment	101	101	101
Impaired Financing Receivables With Related Allowance [Member] | Other
Financing Receivable, Impaired [Line Items]
Current balance	0	0	0
Contractual Principal Balance	0	0	0
Related Allowance	0	0	0
Average Recorded Investment	$ 0	$ 0	$ 167